Note 36 - Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 1	€ 1
Other assets	24	10
Fees paid from plan assets to asset managers of the Group	24	24
Market value of derivatives with a counterparty of the Group	306	(184)
Notional amount of derivatives with a counterparty of the Group	€ 14,623	€ 9,083

[1]	Prior year figures have been restated due to the consideration of defined contribution plans.